Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	FIRST FEDERAL BANCSHARES OF ARKANSAS INC
Document Type	S-4
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		19,302,603
Entity Public Float			$ 30,300,000
Amendment Flag	false
Entity Central Index Key	0001006424
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY